SICHENZIA ROSS FRIEDMAN FERENCE LLP
                                ATTORNEYS AT LAW

                                  July 12, 2007

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549

Attention:   Peggy Fisher, Assistant Director

             Re:    Conolog Corporation
                    Registration Statement on Form SB-2
                    Filed May 25, 2007 (File No.333-143300)

Ladies and Gentlemen:

         On behalf of Conolog Corporation ("Conolog" or the "Company"), please accept this letter as the Company's response to the comments of the reviewing Staff of the Securities and Exchange Commission (the "Commission") in connection with the above referenced filings as set forth in the comment letter of June 18, 2007.

SEC COMMENT

GENERAL

1. Please provide us, with a view toward disclosure in the prospectus, with the total dollar value of the securities underlying the convertible note that you have registered for resale (using the number of underlying securities that you have registered for resale and the market price per share for those securities on the date of the sale of the convertible note).

RESPONSE: The Company has revised its disclosure in the Prospectus Summary on page 5 of Amendment No. 1 to its Registration Statement on Form SB-2 to reflect the total dollar value of the securities underlying the convertible notes that it has registered for resale.

2. Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of the dollar amount of each payment (including the value of any payments to be made in common stock) in connection with the transaction that you have made or may be required to make to any selling shareholder, any affiliate of a selling shareholder, or any person with whom any selling shareholder has a contractual relationship regarding the transaction.


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

RESPONSE: The Company has revised its disclosure in the Prospectus Summary on page 5 of Amendment No. 1 to its Registration Statement on Form SB-2 to include a table summarizing the total amounts due to each selling shareholder and any person with whom the selling shareholders have a contractual relationship in relation to the transaction over the terms of the convertible notes. The Company was not required to make any payments to any affiliates of the selling shareholders. In addition, in its revised disclosure, the Company has included the total payments to all selling shareholders and any of their affiliates in the first year following the sale of the convertible notes, and a table summarizing the net proceeds to the issuer from the sale of the convertible notes on page 5 of Amendment No. 1 to its Registration Statement on Form SB-2.

3. Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of:

o the total possible profit the selling shareholders could realize as a result of the conversion discount for the securities underlying the convertible note, presented in a table with the following information disclosed separately [in this comment, the reference to "securities underlying the convertible note" means the securities underlying the note that may be received by the persons identified as selling shareholders]:

o the market price per share of the securities underlying the convertible note on the date of the sale of the convertible note;

o the conversion price per share of the underlying securities on the date of the sale of the convertible note, calculated as follows:

     o if the conversion .price per share is set at a fixed price~ use the price per share established in the convertible note; and

     o if the conversion price per share is not set at a fixed price and, instead, is set at a floating rate in relationship to the market price of the underlying security, use the conversion discount rate and the market rate per share on the date of the sale of the convertible note and determine the conversion price per share as of that date;

o the total possible shares underlying the convertible note (assuming no interest payments and complete conversion throughout the term of the note);

o the combined market price of the total number of shares underlying the convertible note, calculated by using the market price per share on the date of the sale of the convertible note and the total possible shares underlying the convertible note;

o the total possible shares the selling shareholders may receive and the combined conversion price of the total number of shares underlying the convertible note calculated by using the conversion price on the date of the sale of the convertible note and the total possible number of shares the selling shareholders may receive; and

o the total possible discount to the market price as of the date of the sale of the convertible note, calculated by subtracting the total conversion price on the date of the sale of the convertible note from the combined market price of the total number of shares underlying the convertible note on that date.


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

If there are provisions in the convertible note that could result in a change in the price per share upon the occurrence of certain events, please provide additional tabular disclosure as appropriate. For example, if the conversion price per share is fixed unless and until the market price falls below a stated price, at which point the conversion price per share drops to a lower price, please provide additional disclosure.

RESPONSE: The Company has revised its disclosures to include a table which demonstrates the total potential gain or loss to the selling shareholders as of the date of the sale of the convertible notes in accordance with the Commission's comment. This table is included in the Prospectus Summary on page 6 of Amendment No. 1 to its Registration Statement on Form SB-2.

4. Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of:

     o the total possible profit to be realized as a result of any conversion discounts far securities underlying any other warrants, options, notes, or other securities of the issuer that are held by the selling shareholders or any affiliates of the selling shareholders, presented in a table with the following information disclosed separately:

          o market price per share of the underlying securities on the date of the sate of that other security;

          o the conversion/exercise price per share as of the date of the sale of that other security, calculated as follows:


          o if the conversion/exercise price per share is set at a fixed price, use the price per share on the date of the sale of that other security; and

          o if the conversion/exercise price per share is not set at a fixed price and, instead, is set at a floating rate in relationship to the market price of the underlying security, use the conversion/exercise discount rate and the market rate per share on the date of the sale of that other security and determine the conversion price per share as of that date;

          o the total possible shares to be received under the particular securities (assuming complete conversion/exercise);

          o the combined market price of the total number of underlying shares, calculated by using the market price per share on the date of the sale of that other security and the total possible shares to be received;

          o the total possible shares to be received and the combined conversion price of the total number of shares underlying that other security calculated by using the conversion price on the date of the sale of that other security and the total possible number of underlying shares; and


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
          o the total possible discount to the market price as of the date of the sale of that other security, calculated by subtracting the total conversion/exercise price on the date of the sale of that other security from the combined market price of the total number of underlying shares on that date.


RESPONSE: The only other securities underlying any other warrants, options, notes, or other securities of the issuer held by the selling shareholders or any affiliates of the selling shareholders are the shares underlying the warrants issued pursuant to the transaction to the selling shareholders. The Company has revised its disclosure to include a table which demonstrates the total potential gain or loss to the selling shareholders as a result of any conversion discounts for the shares underlying the warrants in accordance with the Commission's comment. This table is included in the Prospectus Summary on page 6 of Amendment No. 1 to its Registration Statement on Form SB-2.

5. Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of:

          o the gross proceeds paid or payable to the issuer in the convertible note transaction;

          o all payments that have been made or that may be required to be made by the issuer that are disclosed in response to Comment Two;

          o    the resulting net proceeds to the issuer; and

          o the combined total possible profit to be realized as a result of any conversion discounts regarding the securities underlying the convertible notes and any other warrants, options, notes, or other securities of the issuer that are held by the selling shareholders or any affiliates of the selling shareholders that is disclosed in response to Comments Three and Four.

               Further, please provide us, with a view toward disclosure in the prospectus, with disclosure--as a percentage -of the total amount of all possible payments as disclosed in response to Comment Two and the total possible discount to the market price of the shares underlying the convertible note as disclosed in response to Comment Three divided by the net proceeds to the issuer from the sale of the convertible notes, as well as the amount of that resulting percentage averaged over the term of the convertible notes.


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
RESPONSE: The Company has revised its disclosure in the Prospectus Summary on page 6 of Amendment No. 1 to its Registration Statement on Form SB-2 to include a table summarizing the information requested by the Commission.

6. Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of all prior securities transactions between the issuer (or any of its predecessors) and the selling shareholders, any affiliates of the selling shareholders, or any person with whom any selling shareholder has a contractual relationship regarding the transaction (or any predecessors of those persons), with the table including the following information disclosed separately for each transaction:

     o    the date of the transaction;

     o the number of shares of the class of the securities subject to the transaction that were outstanding prior to the transaction;

     o the number of shares of the class of securities subject to the transaction that were issued or issuable in connection with the transaction;

     o the percentage of total issued and outstanding securities that were issued or issuable in the transaction;

     o the percentage of total issued and outstanding securities that were issued or issuable in the transaction (assuming full issuance), with the percentage calculated by taking number by the number of shares issued or issuable in connection with the applicable transaction, and dividing that number by the number of shares issued and outstanding prior to the applicable transaction and held by persons other than the selling shareholders, affiliates of the company, or affiliates of the selling shareholders;

     o the market price per share of the class of securities subject to the transaction immediately prior to the transaction (reverse split adjusted, if necessary); and

     o the current market price per share of the class of securities subject to the transaction (reverse split adjusted, if necessary).

RESPONSE: The Company has revised its disclosure in the Prospectus Summary on page 6 of Amendment No. 1 to its Registration Statement on Form SB-2 to include a table summarizing the information requested by the Commission.

7. Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure comparing:

     o    the  number  of  shares  outstanding  prior  to the  convertible  note transaction that are held by persons other than the selling shareholders, affiliates of the company, and affiliates of the selling shareholders;

     o the number of shares registered for resale by the selling shareholders or affiliates of the selling shareholders that continue to be held by the selling shareholders or affiliates of the selling shareholders;

     o the number of shares that have been sold in registered resale transactions by the selling shareholders or affiliates of the selling shareholders; and

     o the number of shares registered for resale on behalf of the selling shareholders or affiliates of the selling shareholders in the current transaction.


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
In this analysis, the calculation of the number of outstanding shares should be not include any securities underlying any outstanding convertible securities, options, or warrants.

RESPONSE: The Company has revised its disclosure to include a table summarizing the number of shares outstanding prior to the convertible note offering transaction held by persons other than the selling shareholders, affiliates of the Company and affiliates of the selling shareholders; the number of shares registered for resale by the selling shareholders or affiliates of the selling shareholders in prior registration statements; the number of shares registered for resale by the selling shareholders or affiliates of the selling shareholders that continue to be held by the selling shareholders or affiliates of the selling shareholders; the number of shares that have been sold in registered resale transactions by the selling shareholders or affiliates of the selling shareholders; and the number of shares registered for resale on behalf of the selling shareholders in the current transaction. This table is included in the revised Prospectus Summary on page 6 of Amendment No. 1 to its Registration Statement of Form SB-2.

8. Please provide us, with a view toward disclosure in the prospectus, with the following information:

     o whether the issuer has the intention, and a reasonable basis to believe that it will have the financial ability, to make all payments on the overlying securities; and

     o whether--based on information obtained from the selling shareholders--any of the selling shareholders have an existing short position in the company's common stock and, if any of the selling shareholders have an existing short position in the company's common stock, the following additional information:

          - the date on which each such selling shareholder entered into the short position; and

          - the relationship of the date on which each such selling shareholder entered into that short short position to the date of the announcement of the convertible note transaction and the filing of the registration statement (e.g., before or after the announcement of the convertible note transaction, before the filing or after the filing of the registration statement, etc.).

RESPONSE: The Company has the intention, and a reasonable basis to believe that it will have the financial ability, to make payments on the overlying securities. The Company has revised its disclosure in the Prospectus Summary on page 5 of Amendment No. 1 to its Registration Statement on Form SB-2 to include this information.

The Company has revised its disclosure in the Prospectus Summary on page 5 of Amendment No. 1 to its Registration Statement on Form SB-2 to include existing short positions currently held by the selling sharholders, the date on which such short positions were entered into, and the relationship of such date to the date of the announcement of the convertible note transaction and the filing of the registration statement, in accordance with the Commission's comment, based on information provided by the selling shareholders.


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
9. Please provide us, with a view toward disclosure in the prospectus, with:

     o a materially complete description of the relationships and arrangements that have existed in the past three years or are to be performed in the future between the issuer (or any of its predecessors) and the selling shareholders, any affiliates of the selling shareholders, or any person with whom any selling shareholder has a contractual relationship regarding the transaction (or any predecessor of those persons)--the information provided should include, in reasonable detail, a complete description of the rights and obligations of the parties in connection with the sale of the convertible notes; and

     o copies of all agreements between the issuer (or any of its predecessors) and the selling shareholders, any affiliates of the selling shareholders, or any person with whom any selling shareholder has a contractual relationship regarding the transaction (or any predecessor of those persons) in connection with the sale of the convertible notes.

If it is your view that such a description of the relationships and arrangements between and among those parties already is presented in the prospectus and that all agreements between and/or among those parties are included as exhibits to the registration statement, please provide us with confirmation of your view in this regard.

RESPONSE: The Company has revised its disclosure to include the information and agreements requested by the Commission, to the extent such information and agreements were not already included in the Company's Registration Statement on Form SB-2 filed May 25, 2007.

10. Please provide us, with a view toward disclosure in the prospectus, with a description of the method by which the company determined the number of shares it seeks to register in connection with this registration statement. In this regard, please ensure that the number of registered shares in the fee table is consistent with the shares listed in the "Selling Shareholder" section of the prospectus.

RESPONSE: The Company determined the number of shares to be included in the SB-2 based on 33% of the Company's "public float" as of the date of the filing of the Company's Registration Statement on Form SB-2 on May 25, 2007, which was
2,836,441 shares. The Company has revised its disclosure in the Prospectus Summary on page 6 of Amendment No. 1 to its Registration Statement on Form SB-2 to include this information.

11. With respect to the shares offered for resale by each selling security holder that is a legal entity, please disclose the natural persons or persons who exercise the sole or shared voting and/or dispositive powers with respect to the shares to be offered by that shareholder.

RESPONSE: The Company has revised its disclosure in the notes to the "Selling Stockholders" section of the prospectus on page 11 of Amendment No. 1 to its Registration Statement on Form SB-2 to include the information requested by the Commission, to the extent such information was not already included in the Company's Registration Statement on Form SB-2 filed May 25, 2007.

PROSPECTUS SUMMARY, PAGE 4


12. Revise to describe your obligation under the Subscription Agreement to file an additional registration statement registering the balance of shares issuable upon conversion of the notes that are not included in this registration statement. Disclose when you intend to file such registration statement.


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
RESPONSE: The Company has revised its disclosure in the Prospectus Summary on page 6 of Amendment No. 1 to its Registration Statement on Form SB-2 in accordance with the Commission's comment.

13. Please tell us whether any of the selling shareholders are broker-dealers or affiliates of a broker-dealer. Any selling shareholder who is a broker-dealer must be identified in the prospectus as an underwriter. In addition, each selling stockholder who is an affiliate of a broker-dealer must be identified in the prospectus as an underwriter unless that selling stockholder is able to make the following representations in the prospectus:

     a. The selling shareholder purchased the shares being registered for resale in the ordinary course of business, and

     b.   At the time of the purchase, the selling shareholder had no agreements
          or  understandings,   directly  or  indirectly,  with  any  person  to
          distribute the securities. Please revise as appropriate.

RESPONSE: Based on information provided by the selling shareholders, none of the selling shareholders are broker-dealers or affiliates of a broker-dealer. The Company has revised its disclosure in the notes to the "Selling Stockholders" section of the prospectus on page 11 of Amendment No. 1 to its Registration Statement on Form SB-2 to include this information, to the extent such information was not already included in the Company's Registration Statement on Form SB-2 filed May 25, 2007.







                                                          Very Truly Yours,

                                                          /s/ JEFF CAHLON

                                                          Jeff Cahlon



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